Loans and advances to customers include the following financial lease receivables. (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers
Up to one year	R$ 1,196,366	R$ 1,013,244
From one to five years	1,392,801	1,489,536
Over five years	694,556	143,658
Impairment loss on finance leases	(57,535)	(70,468)
Total	3,226,188	2,575,970
Net investments in finance leases:
Up to one year	1,174,549	987,530
From one to five years	1,358,550	1,446,058
Over five years	R$ 693,089	R$ 142,382